Tenant Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tenant Receivables [Abstract]
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and 2011, respectively	$ 25,039	$ 24,722
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	120,109	104,558
Tenant receivables	145,148	129,280
Allowance for Doubtful Accounts Receivable	$ 346	$ 631